FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:   June 30, 2007

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                             Name: Stephen Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
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                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 891-2100
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Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               8/14/07
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-4341
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:         1*
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Form 13F Information Table Entry Total:   18
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Form 13F Information Table Value Total:   $ 1,985,490 (thousands)
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List of Other Included Managers:

                         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   1*
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          Form 13F File Number:  28-4341
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          Name:    J. Ezra Merkin
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*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                                STEPHEN FEINBERG
                                    FORM 13F
                                  June 30, 2007


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    Column 1                     Column 2         Column 3    Column 4        Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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ACCURIDE CORP                 COM                004398103        2,131      138,308  SH       SOLE      N/A        138,308
AERCAP HOLDINGS NV            SHS                N00985106    1,562,013   48,812,913  SH       SOLE      N/A     48,812,913
ALLIANCE IMAGING INC          COM NEW            018606202        4,430      471,771  SH       SOLE      N/A        471,771
BIOSPHERE MEDICAL INC         COM                09066V103       11,024    1,559,268  SH       SOLE      N/A      1,559,268
BLUELINX HLDGS INC            COM                09624H109      186,072   18,100,000  SH       SOLE      N/A     18,100,000
CONSECO INC                   COM NEW            208464883       43,722    2,092,953  SH       SOLE      N/A      2,092,953
CONSECO INC                   *W EXP 09/10/200   208464123           53      108,891  SH       SOLE      N/A        108,891
FORTRESS INVESTMENT GROUP LL  CL A               34958B106        3,039      127,571  SH       SOLE      N/A        127,571
GRAPHIC PACKAGING CORP DEL    COM                388688103        3,852      795,850  SH       SOLE      N/A        795,850
INDYMAC BANCORP INC           COM                456607100        2,481       85,044  SH       SOLE      N/A         85,044
K & F INDS HLDGS INC          COM                482241106        7,443      275,659  SH       SOLE      N/A        275,659
MOLECULAR INSIGHT PHARM INC   COM                60852M104       35,294    3,738,743  SH       SOLE      N/A      3,738,743
MUELLER WTR PRODS INC         COM SER B          624758207       15,000    1,000,000  SH       SOLE      N/A      1,000,000
NEXTWAVE WIRELESS INC         COM                65337Y102        9,309    1,114,844  SH       SOLE      N/A      1,114,844
OWENS CORNING NEW             CALL               690742901            -      266,191  SH       SOLE      N/A        266,191
SEPRACOR INC                  COM                817315104       73,836    1,800,000  SH       SOLE      N/A      1,800,000
TRWAUTOMOTIVE HLDGS CORP      COM                87264S106       14,207      385,741  SH       SOLE      N/A        385,741
WALTER INDS INC               COM                93317Q105       11,584      400,000  SH       SOLE      N/A        400,000